S000088432 [Member] Expense Example - iShares Nasdaq-100 ex Top 30 ETF - iShares Nasdaq-100 ex Top 30 ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	$ 64